INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Tables
Schedule of Inventory
Inventory consists of the following:
	June 30, 2013	December 31, 2012
Finished product	$1,100,486	$1,124,739
Raw material	291,035	380,000
Deferred costs	114,538	110,471
TOTAL INVENTORY	$1,506,059	$1,615,210
Inventory consists of the following:
	December 31,
	2012	2011
Finished product	$1,124,739	$588,073
Raw material	380,000	-0-
Deferred costs	110,471	-0-
TOTAL INVENTORY	$1,615,210	$588,073